SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 13. SHARE-BASED COMPENSATION

On September 25, 2024, the Company issued 1,300,000 Class A ordinary shares for professional services provided for the initial public offering. The total fair value of the shares issued was $85,800, based on a fair value of $0.066 per share as determined by an independent third party. The following table summarizes the key assumptions used to determine the fair value of the awards:

Fair value per share	0.066
Discount rate (after tax)	15%
Discount for lack of marketability (“DLOM”)	28%

On April 28, 2025, the Company entered into a service agreement (the “Agreement”) with Greentree Financial Group, Inc. (“Greentree”), pursuant to which Greentree agreed to provide professional services regarding compliance with U.S. GAAP and SEC rules. As consideration for these services, the Company issued 200,000 shares of its Class A ordinary shares to Greentree. The service fees were considered fully earned upon the execution of the Agreement. The Company recognized stock-based compensation expense based on the fair value of the shares at $4.00 per share, referencing the offering price on May 19, 2025, the date the Company’s shares commenced trading. Accordingly, the Company recognized stock-based compensation expense of $800,000 related to this grant during the period ended December 31, 2025. On December 18, 2025, the Company and Greentree entered into an amendment to the Agreement (the “Addendum”). Under the terms of the Addendum, the Company agreed to issue an additional 350,000 shares of Class A ordinary shares to Greentree as a professional service fee. These shares were issued and vested immediately upon the signing of the Addendum. Accordingly, the Company recognized share-based compensation expense of $220,500 related to this grant during the period ended December 31, 2025.

On August 30, 2024, the Company entered into an Executive Employment Agreement with Mr. Li Hsien Wong, the Chief Executive Officer. The agreement became effective on May 15, 2025 (the “Effective Date”), coinciding with the effectiveness of the Company’s registration statement on Form F-1. Pursuant to the agreement, Mr. Wong is entitled to an annual equity grant of 100,000 Class A ordinary shares. For the calendar year 2025, Mr. Wong will receive an initial grant pro-rated for the period from the Effective Date through December 31, 2025. Subsequent annual grants of 100,000 Class A ordinary shares are scheduled to be awarded on January 1 of each year during the employment period, subject to continued employment. For the initial grant awarded on the Effective Date, the Company determined the grant date fair value to be $4.00 per share, based on the market closing price on May 21, 2025. Accordingly, the Company recognized share-based compensation expense of $ 468,000 related to this grant during the period ended December 31, 2025.

NOTE 10. SHARE-BASED COMPENSATION

On September 25, 2024, the Company issued 1,300,000 ordinary shares for professional services provided for the initial public offering. The total fair value of the shares issued was $85,800, based on a fair value of $0.066 per share as determined by an independent third party. The following table summarizes the key assumptions used to determine the fair value of the awards:

For the year ended March 31,
2025
Fair value per share	0.066
Discount rate (after tax)	15%
Discount for lack of marketability (“DLOM”)	28%